Financial instruments - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2023
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Possible 25% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (5,104,632)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,218,272)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(116,280)
Possible 25% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(174,998)
Possible 25% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(187)
Possible 25% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (2)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Remote 50% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (12,077,754)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(6,517,850)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(232,553)
Remote 50% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(349,995)
Remote 50% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(296)
Remote 50% | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,075,688
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(710,040)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	28,442
Probable (base value) | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	99,383
Probable (base value) | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(352)
Probable (base value) | U.S. Dollar to Euro | NDF parity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (7)
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years